UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23696

Popular Income Plus Fund, Inc.

(Exact name of Registrant as specified in charter)

Popular Center North Building, Second Level (Fine Arts)

209 Munoz Rivera Avenue

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 754-4488

Juan O. Guerrero Preston

Popular Center North Building, Second Level (Fine Arts)

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: May 21 2021 – June 30, 2021

Item 1 – Proxy Voting Record.

Popular Income Plus Fund, Inc. (the “Fund”) registered under the Investment Company Act of 1940, as amended, on May 21, 2021. There was no proxy voting activity for the Fund during the reporting period, as the Fund either did not hold a votable position or a vote was not required with respect to the Fund’s holdings during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Popular Income Plus Fund, Inc.

By:	/s/ Juan O. Guerrero Preston
Juan O. Guerrero Preston President (Principal Executive Officer)

Date: August 30, 2021

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